UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5238

        Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New York Municipal Value Fund, Inc. (NNY) December 31, 2005

Principal		Optional Call
Amount (000)	Description	Provisions(1)	Ratings(2)	Value

	Consumer Discretionary - 0.2%
$275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp,	9/15 at 100.00	BBB-	$272,544
	Series 2005, 5.000%, 9/01/35

	Consumer Staples - 2.4%
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB-	1,058,000
	Series 1999A, 6.500%, 7/15/27
135	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23	6/10 at 101.00	BBB	138,488
360	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	364,187
455	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002,	5/12 at 100.00	BBB	463,568
	5.375%, 5/15/33
275	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	277,450
	Series 2001A, 5.200%, 6/01/25
1,250	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	1,312,888

3,475	Total Consumer Staples			3,614,581

	Education and Civic Organizations - 8.1%
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A:
600	5.700%, 10/01/20 - RAAI Insured	10/10 at 100.00	AA	642,234
750	5.750%, 10/01/30 - RAAI Insured	10/10 at 100.00	AA	805,740
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D'Youville College, Series 2001,	7/11 at 102.00	AA	854,640
	5.250%, 7/01/20 - RAAI Insured
615	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A,	No Opt. Call	AAA	703,437
	5.500%, 7/01/18 - FGIC Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999,	7/09 at 101.00	AA	1,357,300
	6.250%, 7/01/29 - RAAI Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999, 6.000%, 7/01/24 -	7/09 at 102.00	AA	818,468
	RAAI Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City
	University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA-	1,142,860
1,400	6.000%, 7/01/20	No Opt. Call	AA-	1,664,054
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility	10/15 at 100.00	A-	273,342
	Project, Series 2005, 5.000%, 10/01/35
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College,	10/14 at 100.00	A-	251,003
	Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater	2/11 at 100.00	A-	1,141,393
	New York, Series 2002, 5.250%, 8/01/21
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History,	4/07 at 101.00	AAA	2,072,440
	Series 1997A, 5.650%, 4/01/27 - MBIA Insured
575	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk Art, Series	7/10 at 101.00	A	621,339
	2000, 6.000%, 7/01/22 - ACA Insured

11,350	Total Education and Civic Organizations			12,348,250

	Health Care - 12.0%
490	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Olean General Hospital,	8/08 at 102.00	AA	506,596
	Series 1998A, 5.250%, 8/01/23
2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Rosalind	2/07 at 102.00	AAA	2,349,270
	and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 - AMBAC Insured
705	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital,	2/15 at 100.00	AAA	738,255
	Series 2004, 5.000%, 8/01/29 - FGIC Insured
900	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series	2/15 at 100.00	AAA	941,076
	2005, 5.000%, 2/01/28 - FGIC Insured
1,800	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Saint Lukes Roosevelt Hospital,	8/15 at 100.00	AA	1,843,074
	Series 2005, 4.900%, 8/15/31
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island	7/10 at 101.00	Baa1	1,371,000
	Obligated Group - St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group,	7/10 at 101.00	Ba1	1,065,120
	Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C,	7/08 at 100.00	Ba1	253,228
	5.500%, 7/01/26
1,635	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series	8/14 at 100.00	AAA	1,783,147
	2004A, 5.250%, 8/15/15 - FSA Insured
100	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996, 6.250%, 7/01/13	7/06 at 102.00	B2	98,790
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	529,095
	Series 2003B, 5.500%, 7/01/23
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital	7/13 at 100.00	Baa1	521,675
	Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes	7/10 at 100.00	BB	303,702
	Hospital, Series 2005, 6.000%, 7/01/30
670	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health	No Opt. Call	A3	715,821
	System Obligated Group, Series 2001B, 5.875%, 11/01/11
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 1999A,	2/09 at 101.00	AAA	523,140
	5.125%, 2/15/14 - AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,175	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,269,000
1,000	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,080,000
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 100.00	B2	509,165
	University Hospital, Series 2001B, 6.375%, 7/01/31
250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 101.00	B2	257,742
	University Hospital, Series 2002C, 6.450%, 7/01/32
970	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds,	3/06 at 100.00	N/R	969,990
	Series 1993A, 7.600%, 9/01/15
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	7/11 at 101.00	BB	520,760
	Series 2001A, 7.125%, 7/01/31

17,235	Total Health Care			18,149,646

	Housing/Multifamily - 5.0%
400	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds,	4/10 at 102.00	AAA	433,392
	Bennet Project, Series 2001A, 6.700%, 4/01/21
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	1,784,860
	Series 2005A, 5.000%, 7/01/25 - FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,048,740
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,039,440
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,039,100
480	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series	11/15 at 100.00	AA	483,350
	2005F-1, 4.750%, 11/01/35
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds,	8/11 at 100.00	Aa1	461,186
	Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue	8/11 at 102.00	Aaa	1,367,629
	Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21

7,285	Total Housing/Multifamily			7,657,697

	Housing/Single Family - 3.1%
3,750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	3,854,475
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	851,567
	(Alternative Minimum Tax)

4,590	Total Housing/Single Family			4,706,042

	Long-Term Care - 11.8%
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series 2000B,	8/09 at 101.00	AAA	1,091,660
	6.000%, 8/01/24 - MBIA Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Eger	2/08 at 102.00	AAA	1,040,620
	Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28
2,975	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Hebrew	2/07 at 102.00	AA	3,107,923
	Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,845	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, German Masonic Home	8/06 at 102.00	AA-	1,902,047
	Corporation, Series 1996, 5.950%, 8/01/26
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home	8/06 at 102.00	AAA	3,103,770
	Corporation, Series 1996, 6.125%, 2/01/36
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Concord Nursing Home Inc., Series 2000,	7/10 at 101.00	Aa3	1,085,480
	6.500%, 7/01/29
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%,	7/15 at 100.00	A	137,701
	7/01/35 - ACA Insured
2,015	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's Meadows	8/07 at 102.00	AAA	2,126,651
	Project, Series 1997A, 5.750%, 8/01/37 - MBIA Insured
3,125	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's Meadows	8/08 at 101.00	AAA	3,187,688
	Project, Series 1998A, 5.250%, 8/01/38
525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/10 at 102.00	N/R	566,144
	Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities	7/11 at 101.00	N/R	557,454
	Pooled Program, Series 2001A-1, 7.250%, 7/01/16

17,150	Total Long-Term Care			17,907,138

	Tax Obligation/General - 3.9%
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	811,245
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	1,065,710
400	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	425,068
825	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured	8/15 at 100.00	AAA	891,833
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	2,128,420
550	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	581,240

5,525	Total Tax Obligation/General			5,903,516

	Tax Obligation/Limited - 20.1%
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,093,880
	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
395	5.250%, 7/01/24 - CIFG Insured	7/15 at 100.00	AAA	428,188
250	5.000%, 7/01/25 - CIFG Insured	7/15 at 100.00	AAA	262,838
105	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/06 at 102.00	AAA	107,331
	Series 1996B, 5.375%, 2/15/26 - FSA Insured
380	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	398,305
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
1,810	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities Development	4/12 at 100.00	AA-	1,937,569
	Program, Series 2002, 5.375%, 4/01/16
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F,	3/15 at 100.00	AAA	293,263
	5.000%, 3/15/21 - FSA Insured
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/14 at 100.00	AAA	394,888
	District, Series 2004, 5.750%, 5/01/26 - FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	2,141,440
1,000	5.000%, 11/15/30	11/12 at 100.00	AA-	1,033,650
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A,	7/12 at 100.00	AA-	1,054,490
	5.125%, 1/01/29
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	587,759
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,061,640
740	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	784,496
550	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	582,654
1,510	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	1,591,691
1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	1,393,335
	5.000%, 2/01/23
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A,	3/14 at 100.00	AA-	1,055,350
	5.000%, 3/15/21
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	2,835,998
	Series 2005B, 5.500%, 4/01/20 - AMBAC Insured
1,620	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21	3/12 at 100.00	AA	1,711,919
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
800	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	862,296
2,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	2,143,800
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	1,091,080
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,750	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth	1/17 at 100.00	AA-	1,882,737
	Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants,	No Opt. Call	AA-	711,396
	Series 1995, 5.875%, 1/01/21
1,230	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P. Colahan	10/09 at 101.00	AAA	1,305,473
	Court Complex, Series 1999, 5.000%, 4/15/16 - AMBAC Insured
75	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA-	80,890
1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	1,668,000

28,280	Total Tax Obligation/Limited			30,496,356

	Transportation - 8.2%
400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	426,492
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A,	11/12 at 100.00	AAA	551,140
	5.500%, 11/15/19 - AMBAC Insured
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways	12/08 at 102.00	Ba2	965,261
	PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport -	8/12 at 101.00	B-	1,067,460
	American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
670	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	703,426
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
400	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	422,132
1,200	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	1,263,528
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	529,780
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 - FSA Insured	6/15 at 101.00	AAA	540,505
1,000	5.000%, 12/01/28 - XLCA Insured	6/15 at 101.00	AAA	1,054,440
435	5.000%, 12/01/31 - XLCA Insured	6/15 at 101.00	AAA	456,620
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B,	11/12 at 100.00	Aa2	2,634,875
	5.000%, 11/15/21
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding
	Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	905,884
800	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	863,040

11,785	Total Transportation			12,384,583

	U.S. Guaranteed(3) - 12.3%
3,345	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue,	No Opt. Call	AAA	4,041,359
	Series 1986, 7.375%, 7/01/16
600	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AA(3)	666,612
	5.375%, 3/15/22 (Pre-refunded 3/15/13)
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities,	4/06 at 109.85	Baa1(3)	34,635
	Series 1991A, 9.500%, 4/15/14
350	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed	7/10 at 101.00	AAA	389,946
	Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
2,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%,	7/07 at 102.00	AAA	2,350,508
	7/01/20 - AMBAC Insured
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,
	Series 2000:
150	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	166,787
655	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	732,126
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	1,079,540
	Fiscal Series 2000A, 5.500%, 6/15/32 (Pre-refunded 6/15/09) - FGIC Insured
20	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26 (Pre-refunded	10/07 at 101.00	Aaa	21,143
	10/15/07)
350	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23	6/10 at 101.00	AAA	386,323
	(Pre-refunded 6/01/10)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	1,091,300
	5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured
750	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility,	6/09 at 101.00	BBB-(3)	835,703
	Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)
1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds, Series 1994,	No Opt. Call	AAA	1,171,460
	7.250%, 11/01/11 - MBIA Insured (Alternative Minimum Tax)
2,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B, 5.500%,	1/22 at 100.00	AAA	3,015,090
	1/01/30 (Pre-refunded 1/01/22)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/10 at 101.00	AAA	1,431,175
	Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,120	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -	2/11 at 100.00	BBB-(3)	1,284,259
	Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

16,465	Total U.S. Guaranteed			18,697,966

	Utilities - 8.2%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
150	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	157,197
2,500	5.250%, 12/01/26	6/08 at 101.00	A-	2,613,125
2,330	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	2,493,985
	5.375%, 9/01/21
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	A-	798,143
	5.375%, 5/01/33
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard Cogeneration	10/08 at 102.00	BBB-	1,006,870
	Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
1,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York	3/08 at 101.50	AAA	1,508,805
	State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 - MBIA Insured
1,500	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,585,980
500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds,	11/11 at 101.00	Baa3	526,945
	American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12)
	(Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds,	11/11 at 101.00	Baa3	263,962
	American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14)
	(Alternative Minimum Tax)
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners
	Facility, Series 1998:
1,000	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	952,870
575	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	537,648

12,055	Total Utilities			12,445,530

	Water and Sewer - 3.0%
300	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.150%, 8/01/22	8/11 at 101.00	AA	318,150
415	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	460,372
	Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	1,343,800
	Fiscal Series 2001A, 5.500%, 6/15/33
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	1,640,475
	Fiscal Series 2001D, 5.500%, 6/15/17
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/12 at 100.00	AA+	802,870
	Fiscal Series 2003A, 5.375%, 6/15/19

4,205	Total Water and Sewer			4,565,667

$139,675	Total Investments (cost $141,312,414) - 98.3%			149,149,516

	Other Assets Less Liabilities - 1.7%			2,582,056

	Net Assets - 100%			$151,731,572

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(3)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $141,076,125.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$8,302,686
Depreciation	(229,295)

Net unrealized appreciation (depreciation) of investments	$8,073,391

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.